Shareholders' Deficit - Summary of Reserved Shares of Common Stock (Detail) - shares	Sep. 30, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Shares of common stock reserved for future issuance	34,578,262	114,887,927
Convertible Preferred Stock
Class of Stock [Line Items]
Shares of common stock reserved for future issuance		92,790,094
Common Shares Outstanding For Stock Options
Class of Stock [Line Items]
Shares of common stock reserved for future issuance		14,893,253
Future Stock Option Grants
Class of Stock [Line Items]
Shares of common stock reserved for future issuance		6,827,996
Series E-1 Convertible Preferred Stock Options
Class of Stock [Line Items]
Shares of common stock reserved for future issuance		264,677
Series C Convertible Preferred Stock With Warrant Exercise
Class of Stock [Line Items]
Shares of common stock reserved for future issuance		56,875
Conversion Of Common Stock Warrants [Member]
Class of Stock [Line Items]
Shares of common stock reserved for future issuance		55,032